Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

26Related party transactions

The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2023	2022	2021
Short-term employee benefits	2,554	2,736	2,832
Post-employment benefits	73	75	93
Total	2,627	2,811	2,925
Warrants granted	350,000	—	—
Warrants outstanding	350,000	—	4,545

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members). In the year ending December 31, 2023, a total of 350.000 warrants were granted to key management personnel. Compensation expense recognized in the year ending December 31, 2023 related to share-based payment arrangements, amounted to K€47 (2022: K€0; 2021: K€132).

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2023	—	172	—	—	—	—	—	64
2022	—	163	—	—	—	—	—	86
2021	—	122	—	—	—	—	—	58

Shareholders of the Group
2023	—	97	—	3	—	—	—	64
2022	—	104	—	5	—	—	—	96
2021	—	37	—	6	—	77	—	60

Joint ventures
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Non-controlling interests
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Related party – Lunebeke NV / Ailanthus NV

Lunebeke NV is owned by a shareholder and director of the Group and was established on December 29, 2020 following a partial demerger of Ailanthus NV (a former related party of the Group that merged with Materialise NV subsequent to a partial demerger). The activities taken over by Lunebeke NV through the partial demerger of Ailanthus NV were taken over from Ailanthus NV with retro-active effect as of October 1st, 2021. The Group rents apartments on a regular basis from Lunebeke NV in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. The total amount paid to Lunebeke NV for rent in 2023 was K€97 (2022: K€104; 2021: K€37).